Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Accounting Policy [Line Items]
Interest income	$ 7,302
Interest Bearing Cash
EBP, Accounting Policy [Line Items]
Interest income	$ 3,426